SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

3.SIGNIFICANT ACCOUNTING POLICIES

The principal accounting policies applied in the preparation of these consolidated financial statements are set out below.

Going Concern

The preparation of consolidated financial statements requires an assessment on the validity of the going concern assumption. The Directors have reviewed cash flow projections for a period to 31 December 2023. The Group currently has an increasing level of revenues and margin as crypto prices have increased significantly at the end of the year and post the year end. In making their assessment of going concern, the Directors acknowledge that the Group has increasing cash reserves from the exercise of share options and warrants, two private placements and the IPO on Nasdaq during the year. Therefore, the Directors confirm that the Group holds sufficient funds to ensure the Group continues to meet its obligations as they fall due for a period of at least one year from date of approval of these Financial Statements. In addition to cash reserves, the Group also holds £89m of Bitcoin at the year end.

As a crypto currency miner, and principally that of mining Bitcoin, the Directors have considered the risk around the price of Bitcoin. The cost to mine each Bitcoin in 2021 was less than £6k and as such there can be a significant fall in Bitcoin price before the Group has a significant issue. Given our relatively low cost of power, we are better positioned than many of our competitors to survive a significant drop in Bitcoin price. In this scenario, our relative share of the global hashrate would increase and we would mine more Bitcoin. As such the Directors have considered the sensitivity around BTC market price and have anticipated and modelled a significant fall in Bitcoin price still allowing the Group to mine at a profitable level.

As a result of our diversification into non mining activities, via Argo Labs we consider that we are diversifying and thereby reducing our risk profile as a Group. Since Argo Labs invests in other crypto currencies besides Bitcoin this diversification is at an operating level and a commodity level.

The Directors have considered the period to 31 December 2023 as a reasonable time period given the variable outlook of cryptocurrencies. Please see the net debt tables under the cashflows for further information of the Groups exposure to liabilities and net position at the year end.

The Directors have considered the impacts of Covid-19 and conclude that there are no material factors that are likely to affect the ability of the Group to continue as a going concern. Accordingly, the Board believes it is appropriate to adopt the going concern basis in the preparation of the Financial Statements.

Revenue Recognition

Mined income: The Group recognized revenue during the period in relation to mined crypto. The Group enters into contracts with the mining pool. The performance obligation is identified to be the delivery of crypto into the Group’s wallet once an algorithm has been solved. The transaction price is the fair value of crypto mined, being the fair value per the prevailing market rate for that crypto currency on the transaction date, and this is allocated to the number of crypto mined. These criteria for performance obligation are assessed to have occurred once the crypto has been received in the Group’s wallet. Mining earnings are made up of the baseline block reward and transaction fees of between 5% to 10%, however, these are bundled together in the daily deposits from mining and therefore are not capable of being analysed separately.

Management fees: The Group recognized management fees on the services provided to third parties for management of mining machines on their behalf, ensuring the machines are optimised and mining as efficiently as possible. The performance obligation is identified as the services are performed, and thus revenue is recorded over time.

Direct Costs

Direct costs of mining revenue are comprised of the fees we pay to third parties to host, operate and maintain our mining machines and utility costs. Where we transitioned to a model in which we own and operate our mining facilities, costs of revenue includes direct facilities costs including utility costs, and personnel costs, including compensation and benefits, associated with operating these owned mining facilities.

Basis of consolidation

Subsidiaries are all entities (including structured entities) over which the Group has control. The Group controls an entity when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Group. They are deconsolidated from the date that control ceases.

The Group re-assesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control. Assets, liabilities, income and expenses of a subsidiary acquired or disposed of during the year are included in the consolidated financial statements from the date the Group gains control until the date the Group ceases to control the subsidiary.

The group consists of Argo Blockchain plc and its wholly owned subsidiaries Argo Innovation Labs Inc, Argo Innovation Facilities (US) Inc, Argo Innovation Labs Inc., 9366-5230 and 9377-2556 and Argo Innovation Labs Limited, the latter remaining dormant. Argo Innovation Labs Limited has been dormant since incorporation. In the parent company financial statements, investments in subsidiaries, joint ventures and associates are accounted for at cost less impairment.

The consolidated financial statements incorporate those of Argo Blockchain plc and all of its subsidiaries (i.e. entities that the group controls through its power to govern the financial and operating policies so as to obtain economic benefits). Subsidiaries acquired during the year are consolidated using the purchase method. Their results are incorporated from the date that control passes. On the basis that Argo Innovation Labs Limited was dormant during the year and is immaterial to the Group, it was not included in these consolidated financial statements.

All financial statements are made up to 31 December 2021. Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with those used by other members of the group.

All intra-group transactions, balances and unrealized gains on transactions between group companies are eliminated on consolidation.

Business Combinations

The group applies the acquisition method to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred to the former owners of the acquire and the equity interests issued by the group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The group recognises any non-controlling interest in the acquire on an acquisition-by-acquisition basis, either at fair value or at the non-controlling interest’s proportionate share of the recognized amounts of acquiree’s identifiable net assets.

Acquisition-related costs are expensed as incurred.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is re-measured to fair value at the acquisition date; any gains or losses arising from such re-measurement are recognized in profit or loss.

Contingent consideration is classified either as equity or as a financial liability. Amounts classified as a financial liability are subsequently remeasured to fair value, with changes in fair value recognized in profit or loss.

Associates

Associates are all entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting. Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognise the investor’s share of the profit or loss of the investee after the date of acquisition. The Group’s investment in associates includes goodwill identified on acquisition.

If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to profit or loss where appropriate.

The Group’s share of post-acquisition profit or loss is recognized in the income statement, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equal or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognise further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognises the amount adjacent to ‘share of profit/(loss) of associates in the income statement.

Gains and losses resulting from upstream and downstream transactions between the Group and its associate are recognized in the Group’s financial statements only to the extent of unrelated investor’s interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group.

Dilution gains and losses arising in investments in associates are recognized in the income statement.

Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker. The chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the board of directors that makes strategic decisions. The Directors consider that the Group has only one significant reporting segment being crypto mining which is fully earned by a Canadian subsidiary for the financial year ended 31 December 2021.

Loans and borrowings and issued debt

Loans and borrowings and issued debt are recognized initially at fair value, net of transaction costs incurred. Loans and borrowings and issued debt are subsequently carried at amortised cost; any difference between the proceeds and the redemption value is recognized in the income statement over the period of the borrowings, using the effective interest method. Loans and borrowings and issued debt are removed from the statement of financial position when the obligation specified in the contract is discharged, cancelled or expired. Loans and borrowings and issued debt are classified as current liabilities unless the Group has an unconditional right to defer settlement of a liability for at least 12 months after the end of the reporting period.

Intangible assets

Intangible fixed assets comprise of the Group's website and digital assets that were not mined by the Group and are held by Argo Labs (our internal team) as investments. The Group's website is recognized at cost and are subsequently measured at cost less accumulated amortization and accumulated impairment losses. Amortization is recorded within administration expenses. Digital assets recorded under IAS 38 have an indefinite useful life initially measured at cost, and subsequently measured at fair value.

Argo’s primary business is focused on cryptocurrency mining, and it typically holds mined crypto assets on its balance sheet. Argo Labs is an in-house innovation arm focused on identifying opportunities within the disruptive and innovative sectors of the broader cryptocurrency ecosystem. Argo Labs uses a portion of Argo’s crypto assets to deploy into various blockchain projects. Currently Argo allocates approximately 10% if its holdings to Argo Labs.

Increases in the carrying amount arising on revaluation of digital assets are credited to other comprehensive income and shown as other reserves in shareholders’ equity. Decreases that offset previous increases of the same asset are charged in other comprehensive income and debited against the fair value reserve directly in equity; all other decreases are charged to the income statement.

The fair value of intangible cryptocurrencies on hand at the end of the reporting period is calculated as the quantity of cryptocurrencies on hand multiplied by price quoted on www.coingecko.com, one of the leading crypto data sources, as at the reporting date.

Costs relating to the development of website are capitalised once all the development phase recognition criteria of IAS 38 "Intangible Assets" are met. Amortization is charged on a straight-line basis over the estimated useful life of 5 years. The useful life represents management's view of the expected period over which the Group will receive benefits from the Website, as well as anticipation of future events which may impact their useful life, such as changes in technology.

Goodwill is initially measured at cost (being the excess of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held of the net identifiable assets acquires and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the difference is recognized in profit or loss.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in profit or loss.

Tangible fixed assets

Tangible fixed assets comprise of right of use, office equipment, mining and computer equipment, data centres, leasehold improvements and assets under construction.

Right of use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjust for any remeasurement of lease liabilities. The cost of the right of use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right of use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

Office equipment assets are measured at cost, less any accumulated depreciation and impairment losses. Office equipment is depreciated over 3 years on a straight line basis.

Tangible fixed assets are initially measured at cost and subsequently measured at cost or valuation, net of amortization and any impairment losses. Cost includes the original purchase price of the asset and any costs attributable to bringing the asset to its working condition for its intended use. An item of property, plant and equipment is recognized as an asset if it is probable that future economic benefits associated with the asset will flow to the entity, and the cost of the asset can be measured reliably

Data centres and assets under construction: Depreciation on the data centres and assets under construction is recognized so as to write off the cost or valuation of assets less their residual values over their estimated useful lives of 25 years on a straight-line basis from when they are brought into use. Depreciation is recorded in the Income Statement within general administrative expenses once the asset is brought into use. Any land component is not depreciated.

Mining and computer equipment and leasehold improvements: Depreciation is recognized so as to write off the cost or valuation of assets less their residual values over their estimated useful lives of 3 years in the case of mining and computer equipment and 5 years in the case of the leasehold improvements, on a straight line basis. Depreciation is recorded in the Statement of Comprehensive Income within direct costs.

Management assesses the useful lives based on historical experience with similar assets as well as anticipation of future events which may impact their useful life.

Impairment of non-financial assets

At each reporting period end date, the Group reviews the carrying amounts of its non-financial assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Group and Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Digital assets

Digital assets, including tokens and cryptocurrency, do not qualify for recognition as cash and cash equivalents or financial assets, and have an active market which provides pricing information on an ongoing basis.

The Group's business model is to mine digital currencies for sale in the ordinary course of business. The Group does not buy or sell digital currencies for third parties, but will move its holdings between digital currencies depending on expected and actual fluctuations in fair values. Although the Group mines for sale in the ordinary course of business, it looks to sell digital assets at a price that will generate the greatest realized gain and at a time when it would need to generate more fiat cash to meet working capital requirements. Thus, the Group may choose not to immediately sell its digital asset holdings after mined.

The Group has assessed that it acts in a capacity as a commodity broker-trader as defined in IAS 2, Inventories, in characterising its holding of Digital assets as inventory. If assets held by commodity broker-traders are principally acquired for the purpose of selling in the near future and generating a profit from fluctuations in price or broker-traders’ margin, such assets are accounted for as inventory, and changes in fair value (less costs to sell) are recognized in profit or loss. Digital assets are initially measured at fair value. Subsequently, digital assets are measured at fair value with gains and losses recognized directly in income or loss.

Digital assets are included in current assets as management intends to dispose of them within 12 months of the end of the reporting period. Digital assets are cryptocurrencies mined by the Group. Cryptocurrencies not mined by the Group are recorded as Intangible Assets (see note 18).

Cash and cash equivalents

Cash and cash equivalents comprise cash at bank and in hand and demand deposits with banks and other financial institutions, that are readily convertible into known amounts of cash and which are subject to an insignificant risk of changes in value. The Group considers the credit risk on cash and cash equivalents to be limited because the counterparties are banks with high credit ratings assigned by international credit rating agencies.

Financial instruments

Financial assets: Financial assets are recognized in the Statement of Financial Position when the Group becomes party to the contractual provisions of the instrument. Financial assets are classified into specified categories. The classification depends on the nature and purpose of the financial assets and is determined at the time of recognition. Financial assets are subsequently measured at amortised cost, fair value through OCI, or fair value through profit and loss.

The classification of financial assets at initial recognition that are debt instruments depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. The Group initially measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs.

In order for a financial asset to be classified and measured at amortised cost, it needs to give rise to cash flows that are ‘solely payments of principal and interest (SPPI)’ on the principal amount outstanding. This assessment is referred to as the SPPI test and is performed at an instrument level.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

Subsequent measurement: For purposes of subsequent measurement, financial assets are classified in four categories:

●	Financial assets at amortised cost
●	Financial assets at fair value through OCI with recycling of cumulative gains and losses (debt instruments)
●	Financial assets designated at fair value through OCI with no recycling of cumulative gains and losses upon derecognition (equity instruments)
●	Financial assets at fair value through profit or loss

Equity Instruments: The Group subsequently measures all equity investments at fair value.. Dividends from such investments continue to be recognized in profit or loss as other income when the Group’s right to receive payments is established. Changes in the fair value of financial assets at FVPL are recognized in other gains/(losses) in the statement of profit or loss as applicable.

Financial assets at amortised cost (debt instruments): This category is the most relevant to the Group. The Group measures financial assets at amortised cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows; and
●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortised cost are subsequently measured using the effective interest rate (EIR) method and are subject to impairment. Interest received is recognized as part of finance income in the statement of profit or loss and other comprehensive income. Gains and losses are recognized in profit or loss when the asset is derecognized, modified or impaired. The Group’s financial assets at amortised cost include other receivables and cash and cash equivalents.

Derecognition: A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated Balance sheet) when:

●	The rights to receive cash flows from the asset have expired; or
●	The Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a ‘pass-through’ arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risks and rewards of ownership. When it has neither transferred nor retained substantially all of the risks and rewards of the asset, nor transferred control of the asset, the Group continues to recognise the transferred asset to the extent of its continuing involvement. In that case, the Group also recognises an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Impairment of financial assets: The Group recognises an allowance for expected credit losses (ECLs) for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original EIR. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

The Group recognises an allowance for ECLs for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original EIR. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

For the years ended 31 December 2021 and 2020 the Group has not recognized any ECLs.

For other receivables due in less than 12 months, the Group applies the simplified approach in calculating ECLs, as permitted by IFRS 9. Therefore, the Group does not track changes in credit risk, but instead, recognises a loss allowance based on the financial asset’s lifetime ECL at each reporting date.

The Group considers a financial asset in default when contractual payments are 90 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows and usually occurs when past due for more than one year and not subject to enforcement activity.

At each reporting date, the Group assesses whether financial assets carried at amortised cost are credit impaired. A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred. The Company has an Intercompany loan due from its 100% Canadian subsidiary for which there is no formal agreement including payment date and therefore it cannot be considered to be in breach of an agreement and accordingly the loan is not subject to adjustments and is maintained at its book value in the financial statements.

Financial liabilities: Financial liabilities are classified, at initial recognition, as financial liabilities at fair value through profit or loss, loans and borrowings, payables, or as derivatives designated as hedging instruments in an effective hedge, as appropriate. All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings and payables, net of directly attributable transaction costs. The Group’s financial liabilities include trade and other payables and loans.

Subsequent measurement: The measurement of financial liabilities depends on their classification, as described below:

Loans and borrowings and trade and other payables: After initial recognition, interest-bearing loans and borrowings and trade and other payables are subsequently measured at amortised cost using the EIR method. Gains and losses are recognized in the statement of profit or loss and other comprehensive income when the liabilities are derecognized, as well as through the EIR amortization process.

Amortised cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the EIR. The EIR amortization is included as finance costs in the statement of profit or loss and other comprehensive income. This category generally applies to trade and other payables.

Derecognition: A financial liability is derecognized when the associated obligation is discharged or cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in profit or loss or other comprehensive income.

Equity instruments: Equity instruments issued by the group are recorded at the proceeds received, net of transaction costs. Dividends payable on equity instruments are recognized as liabilities once they are no longer at the discretion of the group. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Leases

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Group uses the definition of a lease in IFRS 16.

The Group recognises a right-of-use asset and a lease liability at the lease commencement date. The right-of use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.

The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use asset reflects that the Group will exercise a purchase option. In that case the right-of-use asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.

The Group determines its incremental borrowing rate by obtaining interest rates from various external financing sources and makes certain adjustments to reflect the terms of the lease and type of the asset leased. The lease liability is measured at amortised cost using the effective interest method. It is remeasured when there is a change in future lease payments.

When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.

Taxation

The tax expense represents the sum of tax currently payable or receivable and deferred tax.

Current tax: The tax currently payable or receivable is based on taxable profit or loss for the year. Taxable profit or loss differs from net profit or loss as reported in the income statement because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the reporting end date.

Deferred tax: Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the balance sheet liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised. Deferred income tax assets are recognized on deductible temporary differences arising from investments in subsidiaries, associates and joint arrangements only to the extent that it is probable the temporary difference will reverse in the future and there is sufficient taxable profit available against which the temporary difference can be utilised.

The carrying amount of deferred tax assets is reviewed at each reporting end date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered. Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized. Deferred tax is charged or credited to the income statement, except when it relates to items charged or credited directly to equity, in which case the deferred tax is also dealt with in equity. Deferred tax assets and liabilities are offset when the company has a legally enforceable right to offset current tax assets and liabilities and the deferred tax assets and liabilities relate to taxes levied by the same tax authority.

Employee benefits

The costs of short-term employee benefits are recognized as a liability and an expense, unless those costs are required to be recognized as part of non-current assets.

The cost of any unused holiday entitlement is recognized in the period in which the employee’s services are received.

Termination benefits are recognized immediately as an expense when the company is demonstrably committed to terminate the employment of an employee or to provide termination benefits.

The group does not have any pension schemes.

Stock based compensation

Equity-settled share-based payments are measured at fair value at the date of grant by reference to the fair value of the equity instruments granted using the Black-Scholes model. The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the estimate of shares that will eventually vest. A corresponding adjustment is made to equity.

When the terms and condition of equity settled share-based payments at the time they were granted are subsequently modified, the fair value of the share-based payment under the original terms and conditions and under the modified terms and conditions are both determined at the date of the modification. Any excess of the modified fair value over the original fair value is recognized over the remaining vesting period in addition to the grant date fair value of the original share-based payment. The share-based payment expense is not adjusted if the modified fair value is less than the original fair value.

Cancellations or settlements are treated as an acceleration of vesting and the amount that would have been recognized over the remaining vesting period is recognized immediately.

As a result of the increase in share price and the impact of the estimation of share-based payments the Group has now recognized an expense for the outstanding share options and warrants.

Foreign exchange

Transactions in currencies other than pounds sterling are recorded at the rates of exchange prevailing at the dates of the transactions. At each reporting end date, monetary assets and liabilities that are determined in foreign currencies are retranslated at the rates prevailing on the reporting end date - Gains and losses arising on translation are included in the income statement for the period. At each reporting end date, non-monetary assets and liabilities that are determined in foreign currencies are retranslated at the rates prevailing on the opening balance sheet date. Gains and losses arising on translation of subsidiary undertakings are included in accumulated other comprehensive income.

Earnings per share

Basic earnings per share is calculated by dividing:

●	the profit attributable to owners of the company, excluding any costs of servicing equity other than ordinary shares;
●	by the weighted average number of ordinary shares outstanding during the financial year, adjusted for bonus elements in ordinary shares issued during the year and excluding treasury shares.

Diluted earnings per share adjusts the figures used in the determination of basic earnings per share to take into account:

●	the after-income tax effect of interest and other financing costs associated with dilutive potential ordinary shares; and
●	the weighted average number of additional ordinary shares that would have been outstanding, assuming the conversion of all dilutive potential ordinary shares.